Related Party Transactions (Details) (USD $)	0 Months Ended	12 Months Ended					6 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended
	Jun. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 URS [Member] Software, Services, License And Maintenance Services Agreement [Member]	Dec. 31, 2011 URS [Member] Software, Services, License And Maintenance Services Agreement [Member]	Jun. 30, 2013 Gores and Glendon [Member]	Dec. 31, 2012 Gores and Glendon [Member]	Dec. 31, 2013 Gores and Glendon [Member] Management Services [Member] Selling, general and administrative expenses [Member]	Dec. 31, 2012 Gores and Glendon [Member] Management Services [Member] Selling, general and administrative expenses [Member]	Dec. 31, 2011 Gores and Glendon [Member] Management Services [Member] Selling, general and administrative expenses [Member]	Aug. 14, 2013 Gores Group LLC [Member]	Dec. 31, 2013 Gores Group LLC [Member] Restricted Assets [Member]	Dec. 31, 2012 Gores Group LLC [Member] Restricted Assets [Member]	Dec. 31, 2011 Wolseley [Member] Management Services [Member] Selling, general and administrative expenses [Member]	Dec. 31, 2013 Director [Member] Management Services [Member] Selling, general and administrative expenses [Member]	Jun. 14, 2013 Management [Member]	Jun. 30, 2012 Management [Member]	Dec. 31, 2013 Employee [Member] Rental Payments [Member]	Dec. 31, 2012 Employee [Member] Rental Payments [Member]	Dec. 31, 2011 Employee [Member] Rental Payments [Member]	Dec. 31, 2013 Class B Nonvoting common stock [Member]	Dec. 31, 2012 Class B Nonvoting common stock [Member]	Mar. 01, 2012 Class B Nonvoting common stock [Member] Gores and Glendon [Member]
Related Party Transaction [Line Items]
Related party expenses		$ 1,307,000	$ 1,379,000	$ 2,406,000					$ 1,306,000	$ 1,379,000	$ 1,963,000				$ 443,000	$ 113,000			$ 114,000	$ 0	$ 0
Management services agreement termination fee paid to Gores		9,000,000										9,000,000
Notes payable, related parties								401,000
Notes receivable, related parties																		531,000
Common stock, shares issued (in shares)		26,112,007	0																			0	2,870,712	110,381
Repayments of related party debt							401,000
Forgiveness of related party note	531,000																531,000
Group health care plan deposits													0	750,000
Software services					$ 773,000	$ 883,000